Accounting Policies	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure
Note 1. Business Description and Basis of Presentation
Stratasys Ltd. (collectively with its subsidiaries, the “Company” or “Stratasys”) is a global leader in connected, polymer-based 3D printing solutions, across the entire manufacturing value chain. The Company leverages its competitive advantages, which include a broad set of best-in-class 3D printing platforms, software, a materials and technology partner ecosystem, innovative leadership, and global GTM infrastructure, in order to position itself to capture share in a significant and growing global marketplace, with a focus on manufacturing, which the Company views as having the largest and fastest growing total addressable market. The Company’s approximately 2,700 granted and pending additive technology patents to date have been used to create models, prototypes, manufacturing tools, and production parts for a multitude of industries including aerospace, automotive, transportation, healthcare, consumer products, dental, medical, fashion and education. Stratasys’ products and comprehensive solutions improve product quality, development time, cost, time-to-market and patient care. The Company’s 3D ecosystem of solutions and expertise includes 3D printers, materials, software, expert services, and on-demand parts production.
The condensed consolidated interim financial information herein is unaudited; however, such information reflects all adjustments (consisting of normal, recurring adjustments), which are, in the opinion of management, necessary for a fair statement of results for the interim period. The condensed consolidated interim financial statements include the accounts of Stratasys Ltd. and its subsidiaries. All intercompany accounts and transactions, including profits from intercompany sales not yet realized outside the Company, have been eliminated in consolidation.
The Company’s financial statements are prepared in conformity with U.S. generally accepted accounting principles (“GAAP”), which require the Company to make estimates based on assumptions about current and, for some estimates, future economic and market conditions which affect reported amounts and related disclosures in its financial statements. Although the Company’s current estimates contemplate current and expected future conditions, as applicable, it is reasonably possible that actual conditions could differ from the Company’s expectations, which could materially affect the Company's results of operations and financial position.
The Company's financial results for the periods covered by its financial statements are impacted by global and regional macroeconomic and geopolitical developments. Since October 2023, Israel (where one of the Company's dual global headquarters and one of its manufacturing facilities are located) has been engaged in military conflict on multiple fronts against terrorist organizations and hostile regional regimes. The conflict has evolved, and during the three-month and six-month periods covered by these financial statements, it intensified and involved a direct war between Israel and Iran. As of the publication date of these financial statements, the Israeli-Iranian war has concluded, and the primary conflict that continues is Israel's conflict in the Gaza Strip against the Hamas terrorist organization. The Company's activities in Israel remain largely unaffected by the war. During the three months and six months ended June 30, 2025, the impact of the war on the Company’s results of operations and financial condition was limited, but such impact may change, and could be significant, as a result of the further continuation, escalation or expansion of the war. The Company continues to maintain business continuity plans backed by its inventory levels located outside of Israel.
In addition to Israel's multi-front war, a number of global developments that have been impacting, and may continue to impact, macroeconomic conditions also may affect the accounting estimates and assumptions that underlie the Company's financial statements, including, most prominently: the manner and extent (if at all) to which new tariffs slow economic growth and impact the industries into which the Company sells its products; the degree to which inflation remains moderate; whether and when interest rate cuts are implemented by central banks, whether tight credit markets are loosened; whether capital markets continue to rise; and whether global supply chains fully recover. As a result of those uncertainties, the accounting estimates and assumptions underlying these consolidated financial statements may change over time. Such changes could have an additional impact on the Company’s long-lived asset and intangible asset valuations, and the Company's allowance for expected credit losses. These financial statements reflect the effects of global developments based upon Stratasys' management’s estimates and assumptions utilizing the most currently available information.
The results of operations for the three and six months ended June 30, 2025 are not necessarily indicative of results that could be expected for the entire fiscal year. Certain financial information and footnote disclosures normally included in the annual consolidated financial statements prepared in accordance with GAAP have been condensed or omitted. The reader is referred to the Company's audited consolidated financial statements and notes thereto for the year ended December 31, 2024, filed with the U.S. Securities and Exchange Commission (the “SEC”) on March 6, 2025 as part of the Company’s Annual Report on Form 20-F for such year.

Accounting Standards Update and Change in Accounting Principle
Note 2. New Accounting Pronouncements
Recently issued accounting pronouncements, not yet adopted
In December 2023, the FASB issued ASU 2023-09 “Income Taxes (Topic 740): Improvements to Income Tax Disclosures”. This guidance is intended to enhance the transparency and decision-usefulness of income tax disclosures. The amendments in ASU 2023-09 address investor requests for enhanced income tax information primarily through changes to disclosure regarding rate reconciliation and income taxes paid both in the U.S. and in foreign jurisdictions. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024 on a prospective basis, with the option to apply the standard retrospectively. Early adoption is permitted. The Company is currently evaluating this guidance to determine the impact it may have on its consolidated financial statements disclosures.
In November 2024, the FASB issued ASU 2024-03 “Income Statement: Reporting Comprehensive Income— Expense Disaggregation Disclosures,” which requires more detailed information about specified categories of expenses (purchases of inventory, employee compensation, depreciation, amortization, and depletion) included in certain expense captions presented on the face of the income statement, as well as disclosures about selling expenses. Additionally, in January 2025, the FASB issued ASU 2025-01 to clarify the effective date of ASU 2024-03. This ASU is effective for fiscal years beginning after December 15, 2026 and for interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The amendments may be applied either (1) prospectively to financial statements issued for reporting periods after the effective date of this ASU or (2) retrospectively to all prior periods presented in the financial statements. The Company is currently evaluating this guidance to determine the impact it may have on its consolidated financial statements disclosures.
In May 2025, the FASB issued ASU 2025-03 “Business Combinations and Consolidation: Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity”, which amends the guidance for determining the accounting acquirer in certain transactions. The guidance should be applied prospectively. The amendments in this update are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods, with early adoption permitted. The adoption of this guidance will affect acquisition transactions of variable interest entities that occur after the initial application date.